Loans, allowance for loan losses and credit quality - Restructured loans (Details 8) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016 CHF (SFr) contract	Mar. 31, 2016 CHF (SFr) contract	Jun. 30, 2015 CHF (SFr) contract	Jun. 30, 2016 CHF (SFr) contract	Jun. 30, 2015 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	3	5	2	8	4
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 44	SFr 15	SFr 21	SFr 59	SFr 92
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 44	SFr 15	SFr 21	SFr 59	SFr 99
Restructured loans, subsequently defaulted, Number of contracts | contract	0	0		0
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 0		SFr 0
Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	3	5	2	8	4
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 44	SFr 15	SFr 21	SFr 59	SFr 92
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 44	SFr 15	SFr 21	SFr 59	SFr 99
Restructured loans, subsequently defaulted, Number of contracts | contract			1		1
Restructured loans, subsequently defaulted, Recorded Investment			SFr 65		SFr 65